INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computation of Tax Expense Applying Federal Corporate Tax Rate

The Company’s tax expense differs from the “expected” tax expense for the periods ended December 31, 2012 and 2011, computed by applying the Federal Corporate tax rate of 34% to loss before taxes, as follows:

	2012	2011
Computed "expected" tax benefit	$(800,084)	$(16,579)
State tax benefit, net of federal effect	(166,285)	(2,124)
Change in valuation allowance	480,742	(98,800)
Non-deductible expenses	(435,030)	147,313
	$(920,657)	$29,810

Significant Portions of Deferred Tax Assets and Liabilities

For the periods ended December 31, 2012 and 2011, the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities were as follows:

	2012	2011
Deferred tax assets (liabilities)
Intangible assets	$(8,046,564)	$(8,153,358)
Property and equipment	634,354	634,354
Net operating loss carryforwards	20,699,678	20,376,785
Contribution and other carryforwards	292,692	241,637
Inventory and accounts receivable reserves	139,999	139,999
Valuation allowance	(13,720,159)	(13,239,417)
Net deferred tax assets	$-	$-